Cover	9 Months Ended
Oct. 01, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	STAFFING 360 SOLUTIONS, INC.
Entity Central Index Key	0001499717
Entity Tax Identification Number	68-0680859
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	757 3rd Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(646)
Local Phone Number	507-5710
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false